Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information [Line Items]
Schedule of Condensed Balance Sheets

Condensed balance sheets

		As of December 31,
	Note	2024	2025
		$	$
ASSETS
Current assets
Cash and cash equivalents		1	315
Prepaid expenses and other current assets		25	135
Amount due from related parties		42,791	128,269

Total current assets		42,817	128,719

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(12,308)	(100,114)

Total non-current assets		(12,308)	(100,114)

Total assets		30,509	28,605

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		13,434	3,729

Total current liabilities		13,434	3,729

Total liabilities		13,434	3,729

Shareholders’ equity
Additional paid-in capital		330,016	332,452
Accumulated deficit		(314,842)	(309,477)
Statutory reserve		1,901	1,901

Total shareholders’ equity		17,075	24,876

Total liabilities and shareholders’ equity		30,509	28,605

Schedule of Condensed Statements of Operations

Condensed statements of operations

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Operating Expenses
General and administrative expenses	(2,045)	(2,325)	(7,318)

Operating loss	(2,045)	(2,325)	(7,318)

Share of (losses) profit of subsidiaries and Consolidated VIEs	(24,876)	19,648	16,034

(Loss) income before income taxes	(26,921)	17,323	8,716
Income tax expense	-	-	-

Net (loss) income	(26,921)	17,323	8,716

Schedule of Condensed Statements of Comprehensive Income (Loss)

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Net (loss) income	(26,921)	17,323	8,716
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(262)	(244)	409
Other comprehensive income (loss), net of tax of nil:
Comprehensive (loss) income	(27,183)	17,079	9,125
Comprehensive (loss) income attributable to the Company’s ordinary shareholders	(27,201)	17,065	9,113

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Net cash generated from operating activities	-	1	314
Net cash generated from investing activities	-	-	-
Net cash generated from financing activities	-	-	-

Net increase in cash and cash equivalent and restricted cash	-	1	314
Cash and cash equivalent and restricted cash at beginning of the year	-	-	1

Cash and cash equivalent and restricted cash at end of the year	-	1	315

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	1	315
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	1	315

Parent Company [Member]
Parent Company Only Condensed Financial Information [Line Items]
Schedule of Related Party Balances

The Company had the following related party balances as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	$	$
Amount due from (to) related parties
- Borqs HK	23,505	123,949
- Borqs Beijing	(158)	(246)
- Borqs USA	808	2,340
- Borqs International	18,636	-
- Borqs Capital	-	2,226